PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	5.81%	5.71%	(0.46%)	0.20%	2.08%